CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Allowance for doubtful accounts	¥ 1,466	¥ 814
Amounts due from related parties, allowance	0	0
Short-term investments	34,316	19,351
Long-term investments	148,819	108,448
Accounts payable	456,585	1,317,306
Advance from customers	2,133	4,230
Amount due to related parties	40,978	50,123
Accrued expense and other current liabilities	197,819	316,083
Income tax payables	2,715	2,595
Short-term bank borrowings	512,000	358,000
Deferred tax liabilities	35,552	26,909
Other non-current liabilities	162,602	175,053
Long-term borrowing	684,210	726,851
Non-current operating lease liabilities	¥ 31,690	¥ 71,117
Ordinary shares, authorized | shares	405,462,685
Class A Ordinary Shares
Ordinary shares, authorized | shares	9,700,000,000	9,700,000,000
Ordinary shares, outstanding | shares	128,130,440	133,992,912
Class B Ordinary Shares
Ordinary shares, authorized | shares	200,000,000	200,000,000
Ordinary shares, outstanding | shares	117,208,247	117,208,247
Variable Interest Entities
Accounts payable	¥ 452,039	¥ 1,314,091
Advance from customers	2,133	2,262
Amount due to related parties	38,913	48,561
Accrued expense and other current liabilities	119,877	165,181
Income tax payables	407	411
Short-term bank borrowings	452,000	303,000
Deferred tax liabilities	32,393	23,006
Other non-current liabilities	161,827	172,735
Long-term borrowing	280,000	254,500
Non-current operating lease liabilities	¥ 10,276	¥ 29,435